Consolidated Statements of Changes in Stockholder's Equity - USD ($)	Total	IPO [Member]	Series E Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Series D Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] IPO [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] IPO [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2014	$ 13,224,707					$ 35,866,260	$ 458		$ 1,974,955		$ (24,616,966)
Beginning balance, Shares at Dec. 31, 2014						29,064,736	4,583,282
Issuance of common stock upon exercise of stock options	$ 1,719						$ 1		1,718
Issuance of common stock upon exercise of stock options, shares	732						732
Issuance of stock, net of issuance costs				$ 9,277,112	$ 32,050,646
Issuance of stock, net of issuance costs, shares				6,183,333	14,384,938
Series C tranche Right				$ (2,112)
Issuance of common stock upon closing Potentia asset purchase, net of issuance costs	$ 26,395,132						$ 384		26,394,748
Issuance of common stock upon closing Potentia asset purchase, net of issuance costs, shares							3,844,352
Share-based compensation expense	545,701								545,701
Net loss	(46,515,956)										(46,515,956)
Ending balance at Dec. 31, 2015	34,976,949					$ 77,191,906	$ 843		28,917,122		(71,132,922)
Ending balance, Shares at Dec. 31, 2015						49,633,007	8,428,366
Issuance of stock, net of issuance costs					$ 14,863,020
Issuance of stock, net of issuance costs, shares					6,714,413
Share-based compensation expense	1,078,988								1,078,988
Net loss	(27,124,637)										(27,124,637)
Ending balance at Dec. 31, 2016	23,794,320					$ 92,054,926	$ 843		29,996,110		(98,257,559)
Ending balance, Shares at Dec. 31, 2016						56,347,420	8,428,366
Issuance of common stock upon exercise of stock options	$ 164,501						$ 5		164,496
Issuance of common stock upon exercise of stock options, shares	46,881						46,881
Issuance of stock, net of issuance costs			$ 19,747,847
Issuance of stock, net of issuance costs, shares			7,792,035
Issuance of warrants to an affiliate of stockholder	$ 430,160								430,160
Issuance of common stock upon exercise of warrants	514,200						$ 9		514,191
Issuance of common stock upon exercise of warrants, shares							93,764
Conversion of convertible preferred stock to common stock						$ (111,802,773)	$ 3,007		111,799,766
Conversion of convertible preferred stock to common stock, shares						(64,139,455)	30,070,034
Issuance of common stock in initial public offering, net of issuance costs		$ 149,879,216						$ 1,169		$ 149,878,047
Issuance of common stock in initial public offering, net of issuance costs, shares								11,695,107
Share-based compensation expense	5,418,710								5,418,710
Net loss	(51,006,094)										(51,006,094)
Ending balance at Dec. 31, 2017	$ 148,942,860						$ 5,033		$ 298,201,480		$ (149,263,653)
Ending balance, Shares at Dec. 31, 2017							50,334,152